Executive and Supervisory Board Compensation - Share-Based Payment for Executive Board Members (Details) - Executive Board € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€) item
Share-Based Payment for Executive Board Members
Number of share units granted | item	201,690	344,047	295,178
Total expense | €	€ 11,173	€ 44,447	€ 8,054